Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Employee Benefit Plans
13.	Employee Benefit Plans
Defined Contribution Plan
In 2009, the Company adopted the Third Coast Bank, SSB 401(k) Plan (the “Plan”) covering substantially all employees. Employees may elect to defer a percentage of their compensation subject to certain limits based on federal tax laws. The Company may make a discretionary match of employees’ contributions based on a percentage of salary contributed by participants.
Effective January 1, 2018, the discretionary contributions made by the Company were invested in the common stock of the Company in accordance with the Third Coast Bank, SSB Employee Stock Ownership Plan (“ESOP”). The ESOP became effective on January 1, 2018 for the exclusive benefit of the participants and their beneficiaries. Benefits under the ESOP generally are distributed in the form of cash. In addition, until the Company’s common stock was actively traded on an established securities market, the participant could demand (in accordance with the terms of the ESOP and applicable laws) that the Company repurchase shares of common stock distributed to the participant at the estimated fair value. This put option terminated upon the consummation of the Company’s IPO and listing of its common stock on the NASDAQ Global Select Market in November 2021.
Prior to the IPO, the fair value of shares of common stock, held by the ESOP, was deducted from permanent shareholders’ equity in the consolidated balance sheets, and was reflected in a line item below liabilities and above shareholders’ equity. This presentation was necessary in order to recognize the put option within the ESOP, consistent with SEC guidelines, because the Company was not publicly traded. The Company used an external third party to determine the maximum possible cash obligation related to those securities. The valuation was the same that was used for the stock option plan. Increases or decreases in the value of the cash obligation were included in a separate line item in the statements of changes in shareholders’ equity. An increase of approximately $317,000 in the fair value of the cash obligation was recorded for the year ended December 31, 2021. At December 31, 2021, the $2.3 million estimated fair value of the cash obligation for stock allocated under the ESOP plan was eliminated upon completion of the IPO.
As of March 31, 2022, the number of shares held by the ESOP was 124,132 and there were no shares unallocated to plan participants. At March 31, 2022, shares committed to be released to the plan were 11,361 shares for a fair value of $266,000. All shares held by the ESOP were treated as outstanding at March 31, 2022.
For the three months ended March 31, 2022 and 2021, Company contributions to the ESOP were approximately $330,000 and $178,000, respectively. Administrative expense related to the ESOP and the Plan for the same three month period totaled approximately $10,000 and zero, respectively. The costs were included in salaries and employee benefits in the accompanying consolidated statements of income.

13. Employee Benefit Plans
Defined Contribution Plan
In 2009, the Company adopted the Third Coast Bank, SSB 401(k) Plan (the “Plan”) covering substantially all employees. Employees may elect to defer a percentage of their compensation subject to certain limits based on federal tax laws. The Company may make a discretionary match of employees’ contributions based on a percentage of salary contributed by participants.
Effective January 1, 2018, the discretionary contributions made by the Company were invested in the common stock of the Company in accordance with the Third Coast Bank, SSB Employee Stock Ownership Plan (ESOP). The ESOP became effective on January 1, 2018 for the exclusive benefit of the participants and their beneficiaries. Benefits under the ESOP generally are distributed in the form of cash. In addition, until the Company’s common stock was actively traded on an established securities market, the participant could demand (in accordance with the terms of the ESOP and applicable laws) that the Company repurchase shares of common stock distributed to the participant at the estimated fair value. This put option terminated upon the consummation of the Company’s initial public offering (“IPO”) and listing of its common stock on the NASDAQ Global Select Market in November 2021.
Prior to the IPO, the fair value of shares of common stock held by the ESOP was deducted from permanent shareholders’ equity in the consolidated balance sheets, and was reflected in a line item below liabilities and above shareholders’ equity. This presentation was necessary in order to recognize the put option within the ESOP, consistent with SEC guidelines, because the Company was not publicly traded. The Company used an external third party to determine the maximum possible cash obligation related to those securities. The valuation was the same that was used for the stock option plan. Increases or decreases in the value of the cash obligation were included in a separate line item in the statements of changes in shareholders’ equity. An increase of approximately $317,000 in the fair value of the cash obligation was recorded for the year ended December 31, 2021. At December 31, 2021, the $2.3 million estimated fair value of the cash obligation for stock allocated under the ESOP plan was eliminated upon completion of the IPO.
As of December 31, 2021, the number of shares held by the ESOP was 113,306 and there were no shares unallocated to plan participants. At December 31, 2021, shares committed to be released to the plan were 10,826 shares for a fair value of $284,000. During the year ended December 31, 2021, the Company repurchased 8,211 shares for $167,000 from ESOP participants that received distributions and exercised the put option described above. All shares held by the ESOP were treated as outstanding at December 31, 2021.
For the years ended December 31, 2021, 2020 and 2019, Company contributions to the ESOP were approximately $936,000, $645,000 and $474,000, respectively. Administrative expenses related to the ESOP and the Plan for the same twelve month periods totaled approximately $41,000, $16,000 and $24,000, respectively. The costs are included in Salaries and Employee Benefits in the accompanying consolidated statements of income.